UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31, 2004

          Reporting period:  June 30, 2003 through June 30, 2004





                             PROXY VOTING RECORD

-------------------------------------------------------------------------------


Bridgeway Ultra Small Co Market

Exchange Ticker Symbol:   BRSIX           CUSIP:  108747403

Shareholder Meeting Date: 10/22/03

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Modified the 12B-1 plan                     X                       No       For
Elect directors                             X                       No       For
Approve auditors                            X                       No       For
Permit funds to add other share classes     X                       No       For
Interportfolio lending                      X                       No       For
Revised management agreement                X                       No       For


--------------------------------------------------------------------------------


Bridgeway Large Cap growth

Exchange Ticker Symbol:   BRLGX            CUSIP:  108747882

Shareholder Meeting Date: 10/22/03


                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Modified 12B-1 plan                         X                       No       For
Directors, incl auditors                    X                       No       For
Permit funds to add other share classes     X                       No       For

--------------------------------------------------------------------------------


RS Partners

Exchange Ticker Symbol:   RSPFX             CUSIP:  74972H408

Shareholder Meeting Date: 4/16/04


                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Change in fund strategy                     X                       No       For


--------------------------------------------------------------------------------



Tamarack Enterprise

Exchange Ticker Symbol:   TETSX              CUSIP:  87505V751

Shareholder Meeting Date: 3/17/04

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----


To change name of fund from Babson
  to Tamarack                               X                       No       For

--------------------------------------------------------------------------------



Thompson Plumb Growth

Exchange Ticker Symbol:   THPGX           CUSIP:  884891300

Shareholder Meeting Date: 1/16/04

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
New advisory agreement                      X                       No       For
Changes in investment management co.        X                       No       For


--------------------------------------------------------------------------------

Heartland Value

Exchange Ticker Symbol:   HRTVX          CUSIP:  422359109

Shareholder Meeting Date: 1/20/04

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Elect directors                             X                       No       For


--------------------------------------------------------------------------------



Fifth Third Micro Cap Value

Exchange Ticker Symbol:   MXCAX          CUSIP:  316786151

Shareholder Meeting Date: 11/6/03

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
To elect five trustees
To approve an amended and restated          X                       No       For
  declaration of trust
To approve a change to a fundamental
  investment limitation regarding
  inter-fund lending                        X                       No       For
To approve an amended and restated
  investment advisory contract              X                       No       For
To approve a change to a fundamental
  investment limitation regarding
  diversification                           X                       No       For


--------------------------------------------------------------------------------



Jensen

Exchange Ticker Symbol:   JENSX          CUSIP:  476313101

Shareholder Meeting Date: 3/24/04

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
approve new advisory agreement due
  to change in control of
  investment management                     X                       No       For

--------------------------------------------------------------------------------


                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: September 10, 2004